OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2025
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6.           OTHER CURRENT ASSETS

	September 30,
	2024	2025
	RMB	RMB
Advances to staff for business use	642	405
Deposits for rental	13	13
Receivable from third parties(i)	3	18
Others	97	237

	755	673

Note (i) : As of September 30, 2024 and 2025, receivable from third party represents that loans to the third-party individual without interest. The Company made allowance for credit loss of RMB 9.3 million and RMB -nil- million for the years ended September 30, 2024 and 2025, respectively, which is due to the third party’s loss of repayment ability